Note 4 - Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.	Inventories

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2014	2015
Bunkers	1,426,838	1,116,604
Lubricants	1,531,828	1,799,650

Total	2,958,666	2,916,254